Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2021
Exploration and Evaluation Costs
Exploration and Evaluation Costs
	Quebec	Nunavut	British Columbia	Total	Peru(a)
Assaying	$2,502	$264	$21	$2,787	$-
Exploration drilling(b)	3,448	601	125	4,174	-
Camp cost, equipment and field supplies	1,280	377	124	1,781	-
Geological consulting services	481	312	3	796	-
Geophysical analysis	185	-	-	185	-
Permit, environment, and social	186	184	53	423	-
Expediting and mobilization	79	170	6	255	-
Salaries and wages	1,921	458	100	2,479	-
Fuel and consumables	462	30	-	492	-
Aircraft and travel	429	1,079	2	1,510	-
Share-based compensation	346	88	39	473	-
Total for the year ended December 31, 2021	$11,319	$3,563	$473	$15,355	$-

	Quebec	Nunavut	British Columbia	Total	Peru(a)
Assaying	$83	$118	$27	$228	$16
Exploration drilling	599	28	-	627	-
Camp cost, equipment and field supplies	163	245	28	436	340
Geological consulting services	124	2	194	320	291
Geophysical analysis	110	-	-	110	46
Permitting, environmental and community costs	-	54	69	123	1,372
Expediting and mobilization	-	5	-	5	10
Salaries and wages	506	369	116	991	543
Fuel and consumables	190	-	-	190	9
Aircraft and travel	98	-	2	100	53
Share-based compensation	383	116	29	528	212
Total for the year ended December 31, 2020	$2,256	$937	$465	$3,658	$2,892